LIABILITY IN RESPECT OF CAPITAL LEASE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Minimum lease payments, First year	$ 590
Minimum lease payments, Second year until fifth year	1,547
Minimum lease payments, Total	2,137
Interest, First year	110
Interest, Second year until fifth year	128
Interest, Total	238
Present value of minimum lease payment, First year	480
Present value of minimum lease payment, Second year until fifth year	1,419
Present value of minimum lease payment, Total	$ 1,899